J.P. Morgan Acceptance Corporation II ABS-15G

Exhibit 99.7

Loan Level Tape Compare Upload

Loan Number	Seller Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
303771364	XXXXXX	XXXXXX	Maturity Date	XXXXXX	XXXXXX
303771364	XXXXXX	XXXXXX	Months Reserves	37.00	37.51

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.